OTHER ASSETS	12 Months Ended
Dec. 31, 2019
OTHER ASSETS
OTHER ASSETS

15.  OTHER ASSETS

	2019	2018
Contract assets[1]	$221.5	$204.9
Contract costs[2]	112.2	103.0
Other	2.4	2.6
	336.1	310.5
Less current portion of contract assets	(168.4)	(144.4)
Less current portion of contract costs (included in “Other current assets”)	(54.5)	(53.4)
	$113.2	$112.7
[1]

Impairment loss on contract assets resulting from mobile contracts being cancelled prior to their initial term amounted to $19.7 million in 2019 ($25.8 million in 2018 and $16.1 million in 2017), net of the early termination penalty charged to the customer. In current and comparative periods, there were no significant cumulative catch-up adjustments to revenue that affected the corresponding contract asset, including adjustments arising from a change in an estimate of the transaction price or a contract modification. There were also no significant changes in the time frame for a performance obligation to be satisfied.

[2]	Amortization amounted to $63.6 million in 2019 ($63.2 million in 2018 and $59.4 million in 2017).